Liabilities and income from insurance contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities and income from insurance contracts
Unearned premiums, Gross	$ 9,158	$ 10,138	$ 10,903
Unearned premiums, Reinsurance	(7,320)	(8,315)	(8,723)
Unearned premiums, Net	1,838	1,823	2,180
Claims incurred but not reported reserve, Gross	11,330	4,292	1,693
Claims incurred but not reported reserve, Reinsurance	(9,068)	(3,410)	(1,354)
Claims incurred but not reported reserve, Net	2,262	882	339
Liabilities arising from insurance contracts, Gross	20,488	14,430	12,596
Liabilities arising from insurance contracts, Reinsurance	(16,388)	(11,725)	(10,077)
Liabilities arising from insurance contracts, Net	$ 4,100	$ 2,705	$ 2,519